UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09165

Kelmoore Strategic Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Address of principal executive offices) (Zip code)

Matthew Kelmon, President

Kelmoore Strategic Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 486-3717

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KELMOORE STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2007

Shares		Value (Note 1)
COMMON STOCKS — 101.2%
	Consumer Discretionary — 10.8%
57,500	Best Buy Co., Inc.	$2,801,400
75,000	Comcast Corp., Class A+	1,946,250
40,000	Home Depot, Inc.	1,469,600
2,500	Idearc, Inc.	87,750
15,000	Sears Holdings Corp.+	2,702,400
66,900	Time Warner, Inc.	1,319,268

		10,326,668

	Consumer Staples — 8.6%
33,700	Altria Group, Inc.	2,959,197
27,200	Coca-Cola Co. (The)	1,305,600
25,000	Procter & Gamble Co.	1,579,000
50,000	Wal-Mart Stores, Inc.	2,347,500

		8,191,297

	Energy — 8.8%
30,000	Chevron Corp.	2,218,800
100,000	Halliburton Co.	3,174,000
20,000	Schlumberger, Ltd.	1,382,000
20,000	Transocean, Inc.+	1,634,000

		8,408,800

	Fianancials — 18.4%
25,000	American Express Co.	1,410,000
50,000	American International Group, Inc.	3,361,000
25,000	Citigroup, Inc.	1,283,500
10,000	Goldman Sachs Group, Inc. (The)	2,066,300
50,000	JPMorgan Chase & Co.	2,419,000
40,000	Merrill Lynch & Co., Inc.	3,266,800
40,000	NYSE Euronext, Inc.+	3,750,000

		17,556,600

	Health Care — 18.2%
50,000	Amgen, Inc.+	2,794,000
50,000	Eli Lilly & Co.	2,685,500
54,600	Genentech, Inc.+	4,483,752
50,000	Johnson & Johnson	3,013,000
100,000	Merck & Co., Inc.	4,417,000

		17,393,252

	Industrials — 13.1%
25,000	3M Co.	1,910,750
50,000	Caterpillar, Inc.	3,351,500
100,000	General Electric Co.	3,536,000
25,000	Honeywell International, Inc.	1,151,500
30,000	Tyco International, Ltd.	946,500
25,000	United Technologies Corp.	1,625,000

		12,521,250

	Information Technology — 16.7%
50,000	Apple, Inc.+	4,645,500
5,000	Google, Inc., Class A+	2,290,800
100,000	Intel Corp.	1,913,000
50,000	Microsoft Corp.	1,393,500
35,200	Texas Instruments, Inc.	1,059,520
150,000	Yahoo!, Inc.+	4,693,500

		15,995,820

	Materials — 2.3%
30,000	Alcoa, Inc.	1,017,000
25,000	E.I. du Pont de Nemours & Co.	1,235,750

		2,252,750

	Telecommunication Services — 4.3%
75,000	AT&T, Inc.	2,957,250
30,000	Verizon Communications, Inc.	1,137,600

		4,094,850

	TOTAL COMMON STOCKS
	(Cost $98,493,288)	96,741,287

WARRANTS — 0.0%
	Information Technology — 0.0%
36,415	Alcatel-Lucent, ADR+
	(Cost $0)	3,459

Number of Contract Shares Subject to Put		Expiration Date	Strike Price
PUT OPTIONS PURCHASED — 0.4%
	Exchange-Traded Funds — 0.3%
500,000	SPDR Trust Series 1	04/21/07	$138.00	325,000

See Notes to Portfolios of Investments.

KELMOORE STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

Number of Contract Shares Subject to Put/Call		Expiration Date	Strike Price	Value (Note 1)
	Information Technology — 0.1%
150,000	Yahoo!, Inc.	04/21/07	$30.00	$90,000

	TOTAL PUT OPTIONS PURCHASED
	(Cost $526,400)			415,000

	TOTAL INVESTMENTS — 101.6%
	(Cost $99,019,688)			97,159,746

CALL OPTIONS WRITTEN — (1.5)% ++
	Consumer Discretionary — (0.1)%
57,500	Best Buy Co., Inc.	04/21/07	52.50	(17,250)
75,000	Comcast Corp., Class A	05/19/07	27.50	(26,250)
40,000	Home Depot, Inc.	05/19/07	40.00	(12,000)
15,000	Sears Holdings Corp.	06/16/07	200.00	(33,375)
66,900	Time Warner, Inc.	04/21/07	20.00	(16,725)

				(105,600)

	Consumer Staples — (0.1)%
33,700	Altria Group, Inc.	04/21/07	90.00	(25,275)
27,200	Coca-Cola Co. (The)	04/21/07	47.50	(27,200)
25,000	Proctor & Gamble Co.	04/21/07	65.00	(5,000)
50,000	Wal-Mart Stores, Inc.	04/21/07	47.50	(27,500)

				(84,975)

	Energy — (0.2)%
30,000	Chevron Corp.	04/21/07	70.00	(129,900)
20,000	Schlumberger, Ltd.	05/19/07	70.00	(56,000)
20,000	Transocean, Inc.	05/19/07	90.00	(17,000)

				(202,900)

	Fianancials — (0.2)%
25,000	American Express Co.	05/19/07	60.00	(12,500)
50,000	American International Group, Inc.	04/21/07	70.00	(6,500)
25,000	Citigroup, Inc.	04/21/07	55.00	(1,250)
10,000	Goldman Sachs Group, Inc. (The)	04/21/07	210.00	(29,000)
50,000	JPMorgan Chase & Co.	04/21/07	47.50	(67,500)
40,000	Merrill Lynch & Co., Inc.	05/19/07	90.00	(24,000)

				(140,750)

	Health Care — (0.1)%
50,000	Eli Lilly & Co.	04/21/07	55.00	(15,000)
54,600	Genentech, Inc.	05/19/07	90.00	(16,380)
15,100	Johnson & Johnson	04/21/07	70.00	(755)
34,900	Johnson & Johnson	04/21/07	70.00	(1,745)
100,000	Merck & Co., Inc.	04/21/07	45.00	(60,000)

				(93,880)

	Industrials — (0.3)%
25,000	3M Co.	07/21/07	80.00	(40,000)
50,000	Caterpillar, Inc.	05/19/07	67.50	(103,000)
100,000	General Electric Co.	04/21/07	35.00	(80,000)
22,700	Honeywell International, Inc.	04/21/07	47.50	(7,945)
30,000	Tyco International, Ltd.	05/19/07	32.50	(21,000)
25,000	United Technologies Corp.	04/21/07	65.00	(28,750)

				(280,695)

	Information Technology — (0.3)%
50,000	Apple, Inc.	04/21/07	90.00	(210,000)
150,000	Yahoo!, Inc.	04/21/07	32.50	(105,000)

				(315,000)

	Materials — 0.0%
30,000	Alcoa, Inc.	04/21/07	35.00	(22,500)

See Notes to Portfolios of Investments.

KELMOORE STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

Number of Contract Shares Subject to Put/Call		Expiration Date	Strike Price	Value (Note 1)
25,000	E.I. du Pont de Nemours & Co.	04/21/07	$55.00	$(1,250)

				(23,750)

	Telecommunication Services — (0.2)%
75,000	AT&T Inc.	05/19/07	37.50	(183,750)
30,000	Verizon Communications, Inc.	05/19/07	37.50	(37,500)

				(221,250)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(1,820,998))			(1,468,800)

PUT OPTIONS WRITTEN — (0.0)%
	Information Technology — (0.0)%
4,800	Texas Instruments, Inc.	04/21/07	35.00
	(Premiums Received $(17,491))			(23,400)

	TOTAL PUT OPTIONS WRITTEN
	(Premiums Received $(17,491))			(23,400)

CASH AND OTHER ASSETS, LESS
LIABILITIES — (0.1)%				(74,550)

NET ASSETS — 100.0%				$95,592,996

ADR	American Depository Receipt.
+	Non-income producing security.
++	All of the written call options have common stocks pledged as collateral.

Portfolio Sector Weighting (as a percent of market value)
Fianancials	18.2%
Health Care	18.1%
Information Technology	16.5%
Industrials	12.8%
Consumer Discretionary	10.7%
Energy	8.6%
Consumer Staples	8.5%
Telecommunication Services	4.0%
Materials	2.3%
Exchange-Traded Funds	0.3%

See Notes to Portfolios of Investments.

KELMOORE STRATEGY EAGLE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2007

Shares		Value (Note 1)
COMMON STOCKS — 101.7%
	Consumer Discretionary — 15.5%
25,000	Abercrombie & Fitch Co., Class A	$1,892,000
50,000	Best Buy Co., Inc.	2,436,000
50,000	Boyd Gaming Corp.	2,382,000
50,000	MGM Mirage+	3,476,000
25,000	Sears Holdings Corp.+	4,504,000
400,900	Sirius Satellite Radio, Inc.+	1,282,880
100,000	Starbucks Corp.+	3,136,000

		19,108,880

	Energy — 2.7%
50,000	Halliburton Co.	1,587,000
25,000	Schlumberger, Ltd.	1,727,500

		3,314,500

	Fianancials — 9.2%
10,000	Bear Stearns Cos., Inc. (The)	1,503,500
10,000	Goldman Sachs Group, Inc. (The)	2,066,300
20,000	Lehman Brothers Holdings, Inc.	1,401,400
20,000	Merrill Lynch & Co., Inc.	1,633,400
20,000	Morgan Stanley	1,575,200
35,000	NYSE Euronext, Inc.+	3,281,250

		11,461,050

	Health Care — 6.5%
70,000	Amgen, Inc.+	3,911,600
50,000	Genentech, Inc.+	4,106,000

		8,017,600

	Information Technology — 65.5%
50,000	Adobe Systems, Inc.+	2,085,000
75,000	Apple, Inc.+	6,968,250
100,000	Applied Materials, Inc.	1,832,000
50,000	Broadcom Corp., Class A+	1,603,500
23,000	CheckFree Corp.+	853,070
75,000	Corning, Inc.+	1,705,500
200,000	Creative Technology, Ltd.	1,282,000
50,000	eBay, Inc.+	1,657,500
100,000	Electronic Arts, Inc.+	5,036,000
10,000	Google, Inc., Class A+	4,581,600
100,000	Juniper Networks, Inc.+	1,968,000
60,000	KLA-Tencor Corp.	3,199,200
100,000	Lam Research Corp.+	4,734,000
75,000	Linear Technology Corp.	2,369,250
200,000	Marvell Technology Group Ltd.+	3,362,000
200,000	Micron Technology, Inc.+	2,416,000
50,000	Microsoft Corp.	1,393,500
107,400	Motorola, Inc.	1,897,758
100,000	Network Appliance, Inc.+	3,652,000
50,000	NVIDIA Corp.+	1,439,000
100,000	Oracle Corp.+	1,813,000
100,000	QUALCOMM, Inc.	4,266,000
200,000	Rackable Systems, Inc.+	3,394,000
10,000	Research In Motion, Ltd.+	1,364,900
100,000	SanDisk Corp.+	4,380,000
100,000	Semiconductor HOLDRs Trust	3,339,000
250,000	Sun Microsystems, Inc.+	1,502,500
150,000	Symantec Corp.+	2,595,000
100,000	Texas Instruments, Inc.	3,010,000
50,000	Xilinx, Inc.	1,286,500

		80,986,028

	Telecommunication Services — 2.3%
150,000	Sprint Nextel Corp.	2,844,000

	TOTAL COMMON STOCKS
	(Cost $134,719,681)	125,732,058

	TOTAL INVESTMENTS — 101.7%
	(Cost $134,719,681)	125,732,058

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (1.0)%++
	Consumer Discretionary — (0.1)%
25,000	Abercrombie & Fitch Co., Class A	05/19/07	$80.00	(45,000)
50,000	Best Buy Co., Inc.	04/21/07	52.50	(15,000)
25,000	Sears Holdings Corp.	05/19/07	195.00	(47,750)
350,000	Sirius Satellite Radio, Inc.	04/21/07	4.00	(17,500)

				(125,250)

See Notes to Portfolios of Investments.

KELMOORE STRATEGY EAGLE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
	Energy — (0.1)%
25,000	Schlumberger, Ltd.	04/21/07	$67.50	$(75,000)

	Fianancials — (0.1)%
10,000	Bear Stearns Cos., Inc. (The)	04/21/07	155.00	(19,000)
10,000	Goldman Sachs Group, Inc. (The)	05/19/07	220.00	(25,000)
20,000	Lehman Brothers Holdings, Inc.	05/19/07	80.00	(7,000)
20,000	Merrill Lynch & Co., Inc.	05/19/07	90.00	(12,000)
20,000	Morgan Stanley	04/21/07	80.00	(24,000)

				(87,000)

	Health Care — 0.0%
50,000	Genentech, Inc.	06/16/07	95.00	(11,250)

	Information Technology — (0.7)%
50,000	Adobe Systems, Inc.	04/21/07	40.00	(100,000)
75,000	Apple, Inc.	04/21/07	90.00	(315,000)
50,000	Broadcom Corp., Class A	04/21/07	35.00	(12,500)
23,000	CheckFree Corp.	05/19/07	40.00	(18,400)
50,000	eBay, Inc.	05/19/07	35.00	(44,000)
100,000	Electronic Arts, Inc.	05/19/07	55.00	(80,000)
100,000	Juniper Networks, Inc.	04/21/07	20.00	(60,000)
60,000	KLA-Tencor Corp.	04/21/07	55.00	(54,000)
100,000	Lam Research Corp.	05/19/07	55.00	(45,000)
75,000	Linear Technology Corp.	04/21/07	35.00	(5,625)
100,000	Network Appliance, Inc.	04/21/07	40.00	(17,500)
100,000	Oracle Corp.	04/21/07	18.00	(40,000)
100,000	QUALCOMM, Inc.	04/21/07	45.00	(40,000)
10,000	Research In Motion, Ltd.	05/19/07	150.00	(27,000)
50,000	Xilinx, Inc.	04/21/07	27.50	(6,250)

				(865,275)

	Telecommunication Services — 0.0%
150,000	Sprint Nextel Corp.	04/21/07	20.00	(22,500)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(1,726,695))			(1,186,275)

CASH AND OTHER ASSETS, LESS
LIABILITIES — (0.7)%				(899,140)

NET ASSETS — 100.0%				$123,646,643

+	Non-income producing security.

See Notes to Portfolios of Investments.

KELMOORE STRATEGY EAGLE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

++	All of the written call options have common stocks pledged as collateral.

Portfolio Sector Weighting (as a percent of market value)
Information Technology	64.3%
Consumer Discretionary	15.2%
Fianancials	9.1%
Health Care	6.5%
Energy	2.6%
Telecommunication Services	2.3%

See Notes to Portfolios of Investments.

KELMOORE STRATEGY LIBERTY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)	March 31, 2007

Shares		Value (Note 1)
COMMON STOCKS — 99.9%
	Consumer Discretionary — 14.4%
22,500	Best Buy Co., Inc.	$1,096,200
30,000	Home Depot, Inc.	1,102,200
500	Idearc, Inc.	17,550
40,000	News Corp., Class B	978,800
5,000	Sears Holdings Corp.+	900,800
45,000	Time Warner, Inc.	887,400
30,000	Walt Disney Co. (The)	1,032,900

		6,015,850

	Consumer Staples — 8.7%
10,000	Altria Group, Inc.	878,100
20,000	Costco Wholesale Corp.	1,076,800
8,000	PepsiCo, Inc.	508,480
25,000	Wal-Mart Stores, Inc.	1,173,750

		3,637,130

	Energy — 7.9%
20,000	Chevron Corp.	1,479,200
25,000	Halliburton Co.	793,500
15,000	Schlumberger, Ltd.	1,036,500

		3,309,200

	Fianancials — 17.5%
10,000	American Express Co.	564,000
25,000	American International Group, Inc.	1,680,500
10,100	Bank of America Corp.	515,302
20,000	Citigroup, Inc.	1,026,800
5,000	Goldman Sachs Group, Inc. (The)	1,033,150
10,000	Lehman Brothers Holdings, Inc.	700,700
7,500	Merrill Lynch & Co., Inc.	612,525
15,000	Morgan Stanley	1,181,400

		7,314,377

	Health Care — 15.6%
20,000	Amgen, Inc.+	1,117,600
20,000	Eli Lilly & Co.	1,074,200
20,000	Johnson & Johnson	1,205,200
10,000	Medtronic, Inc.	490,600
20,000	Merck & Co., Inc.	883,400
30,000	Pfizer, Inc.	757,800
20,000	Wyeth	1,000,600

		6,529,400

	Industrials — 13.8%
10,000	3M Co.	764,300
4,000	FedEx Corp.	429,720
12,500	General Dynamics Corp.	955,000
30,000	General Electric Co.	1,060,800
35,000	Tyco International, Ltd.	1,104,250
7,000	United Parcel Service, Inc., Class B	490,700
14,500	United Technologies Corp.	942,500

		5,747,270

	Information Technology — 22.0%
16,000	Apple, Inc.+	1,486,560
43,900	Cisco Systems, Inc.+	1,120,767
3,000	Google, Inc., Class A+	1,374,480
70,000	Intel Corp.	1,339,100
7,500	International Business Machines Corp.	706,950
60,000	Microsoft Corp.	1,672,200
50,000	Texas Instruments, Inc.	1,505,000

		9,205,057

	TOTAL COMMON STOCKS
	(Cost $42,756,359)	41,758,284

Number of Contract Shares Subject to Put		Expiration Date	Strike Price
PUT OPTIONS PURCHASED — 0.8%
	Exchange-Traded Funds — 0.8%
500,000	SPDR Trust Series 1	04/21/07	$138.00
	(Cost $428,000)			325,000

	TOTAL PUT OPTIONS PURCHASED
	(Cost $428,000)			325,000

	TOTAL INVESTMENTS — 100.7%
	(Cost $43,184,359)			42,083,284

See Notes to Portfolios of Investments.

KELMOORE STRATEGY LIBERTY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN — (1.3)%++
	Consumer Discretionary — (0.2)%
22,500	Best Buy Co., Inc.	04/21/07	$50.00	$(22,500)
30,000	Home Depot, Inc.	05/19/07	40.00	(9,000)
40,000	News Corp., Class B	05/19/07	25.00	(22,000)
5,000	Sears Holdings Corp.	05/19/07	190.00	(15,000)
45,000	Time Warner, Inc.	04/21/07	20.00	(11,250)
30,000	Walt Disney Co. (The)	04/21/07	35.00	(10,500)

				(90,250)

	Consumer Staples — (0.1)%
10,000	Altria Group, Inc.	05/19/07	90.00	(15,000)
20,000	Costco Wholesale Corp.	04/21/07	55.00	(10,000)
8,000	PepsiCo, Inc.	04/21/07	65.00	(1,600)
25,000	Wal-Mart Stores, Inc.	05/19/07	47.50	(27,500)

				(54,100)

	Energy — (0.3)%
20,000	Chevron Corp.	04/21/07	70.00	(86,600)
15,000	Schlumberger, Ltd.	04/21/07	67.50	(45,000)

				(131,600)

	Fianancials — (0.2)%
10,000	American Express Co.	04/21/07	57.50	(7,500)
25,000	American International Group, Inc.	04/21/07	70.00	(3,250)
10,100	Bank of America Corp.	05/19/07	55.00	(1,515)
20,000	Citigroup, Inc.	04/21/07	52.50	(9,000)
5,000	Goldman Sachs Group, Inc. (The)	05/19/07	210.00	(29,500)
10,000	Lehman Brothers Holdings, Inc.	05/19/07	80.00	(3,500)
7,500	Merrill Lynch & Co., Inc.	04/21/07	95.00	(375)
15,000	Morgan Stanley	05/19/07	85.00	(11,250)

				(65,890)

	Health Care — (0.1)%
20,000	Amgen, Inc.	04/21/07	80.00	(1,000)
20,000	Eli Lilly & Co.	05/19/07	55.00	(12,000)
20,000	Merck & Co., Inc.	04/21/07	47.50	(1,500)
20,000	Wyeth	04/21/07	50.00	(22,000)

				(36,500)

	Industrials — (0.1)%
10,000	3M Co.	04/21/07	80.00	(1,000)
4,000	FedEx Corp.	05/19/07	120.00	(1,100)
12,500	General Dynamics Corp.	04/21/07	80.00	(1,875)
30,000	General Electric Co.	04/21/07	35.00	(24,000)
7,000	United Parcel Service, Inc., Class B	04/21/07	75.00	(490)
12,600	United Technologies Corp.	08/18/07	70.00	(14,490)

				(42,955)

	Information Technology — (0.3)%
16,000	Apple, Inc.	04/21/07	95.00	(25,600)
43,900	Cisco Systems, Inc.	04/21/07	25.00	(39,510)
3,000	Google, Inc., Class A	06/16/07	520.00	(12,300)
7,500	International Business Machines Corp.	05/19/07	100.00	(4,125)
60,000	Microsoft Corp.	04/21/07	27.50	(42,000)
50,000	Texas Instruments, Inc.	04/21/07	32.50	(5,000)

				(128,535)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(802,001))			(549,830)

See Notes to Portfolios of Investments.

KELMOORE STRATEGY LIBERTY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

Number of Contract Shares Subject to Put		Expiration Date	Strike Price	Value (Note 1)
PUT OPTIONS WRITTEN — (0.0)%
	Industrials — (0.0)%
500	United Technologies Corp.	04/21/07	$70.00
	(Premiums Received $(1,372))			$(2,500)

	TOTAL PUT OPTIONS WRITTEN
	(Premiums Received $(1,372))			(2,500)

CASH AND OTHER ASSETS, LESS
LIABILITIES — 0.6%				259,949

NET ASSETS — 100.0%				$41,790,903

+	Non-income producing security.
++	All of the written call options have common stocks pledged as collateral.

Portfolio Sector Weighting (as a percent of market value)
Information Technology	21.9%
Fianancials	17.5%
Health Care	15.6%
Consumer Discretionary	14.3%
Industrials	13.7%
Consumer Staples	8.6%
Energy	7.6%
Exchange-Traded Funds	0.8%

See Notes to Portfolios of Investments.

KELMOORE STRATEGIC TRUST

NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)	March 31, 2007

Note 1 — Valuation Policies

A. Security Valuation. The Funds’ securities are valued based on market quotations obtained from independent pricing services approved by the Board of Trustees. In the event (i) market quotations are not readily available, (ii) quoted prices are considered to be unreliable, (iii) there are wide price fluctuations that cannot be verified, or (iv) events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, a fair value determination will be made by the Valuation Committee under procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities on major exchanges, it is unlikely that the Funds will be required to use the fair valuation procedures. Equity Securities traded on any U.S. or foreign exchange are valued at the last sale price on price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. Option Valuation. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange (“CBOE”). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option will be extinguished. Any such gain or loss generally will be a short-term capital gain or loss for federal income tax purposes. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

KELMOORE STRATEGIC TRUST

NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) -

(Continued)	March 31, 2007

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Note 2 — Tax Disclosure

The aggregate gross unrealized appreciation and depreciation at March 31, 2007 for the Funds is as follows:

	Cost	Depreciated Securities	Appreciated Securities	Net Unrealized Depreciation
Strategy Fund	$99,019,688	$(3,535,907)	$1,675,965	$(1,859,942)
Eagle Fund	134,719,681	(13,535,958)	4,548,335	(8,987,623)
Liberty Fund	43,184,359	(1,935,397)	834,322	(1,101,075)

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of their taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2007.

At December 31, 2006, the capital loss carryforwards along with their expiration dates for Federal income tax purposes were as follows:

	2009	2010	2012	2014
Strategy Fund	$71,464,398	$62,519,008	$19,872,287	$1,562,216
Eagle Fund	—	—	—	25,416,810
Liberty Fund	—	—	—	2,859,297

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kelmoore Strategic Trust

By (Signature and Title)*	/s/ Matthew Kelmon
Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date	May 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew Kelmon
Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date	May 11, 2007

By (Signature and Title)*	/s/ Shawn K.Young
Shawn K.Young, Treasurer
(principal financial officer)

Date	May 11, 2007

*	Print the name and title of each signing officer under his or her signature.